Net Earnings (Loss) Per Share - Additional Information (Detail) - shares	12 Months Ended
	May. 03, 2014	Apr. 27, 2013
Participating Securities
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculation of earnings per share	3,048,040	2,859,084
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculation of earnings per share	31,778	55,977